EATON VANCE MUTUAL FUNDS TRUST

One Post Office Square

Boston, MA 02109

Telephone: (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the “Registrant”) (1933 Act File No. 2-90946) certifies (a) that the forms of prospectuses and SAIs used with respect to the following series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 373 (“Amendment No. 373”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 373 was filed electronically with the Securities and Exchange Commission (Accession No. 0001133228-26-006989) on April 28, 2026.

Eaton Vance Stock Fund

Eaton Vance Tax-Managed Growth Fund 1.1

Eaton Vance Tax-Managed Growth Fund 1.2

Parametric Commodity Strategy Fund

EATON VANCE MUTUAL FUNDS TRUST

By:	/s/ Nicholas S. Di Lorenzo
Nicholas S. Di Lorenzo, Esq.
Secretary

Date: May 5, 2026